UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

Mid-Cap Growth Fund	March 31, 2017

T. Rowe Price Mid-Cap Growth Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 94.1%		
CONSUMER DISCRETIONARY 15.5%		
Automobiles 0.8%		
Ferrari	1,450,612	107,868
Tesla (1)	325,000	90,447
		198,315
Hotels, Restaurants & Leisure 5.6%		
Aramark	4,500,000	165,915
Marriott, Class A	4,500,000	423,810
MGM Resorts International	5,200,000	142,480
Norwegian Cruise Line Holdings (1)	9,000,000	456,570
Royal Caribbean Cruises	1,500,000	147,165
Vail Resorts	750,000	143,925
		1,479,865
Internet & Direct Marketing Retail 0.2%		
TripAdvisor (1)	1,500,000	64,740
		64,740
Multiline Retail 1.4%		
Dollar General	5,500,000	383,515
		383,515
Specialty Retail 5.1%		
AutoZone (1)	500,000	361,525
Burlington Stores (1)	1,500,000	145,935
CarMax (1)	3,750,000	222,075
Dick's Sporting Goods	2,000,000	97,320
L Brands	2,250,000	105,975
Michaels (1)	7,500,000	167,925
O'Reilly Automotive (1)	950,000	256,348
		1,357,103

FINANCIALS 9.1%		
Banks 0.2%		
Webster Financial	1,000,000	50,040
		50,040
Capital Markets 4.0%		
CBOE Holdings	4,385,100	355,500
E*TRADE Financial (1)	50,000	1,745
FactSet Research Systems	600,000	98,946
Intercontinental Exchange	1,000,000	59,870
MSCI	2,000,000	194,380
Oaktree Capital, Partnership	1,000,000	45,300
TD Ameritrade Holding	7,750,000	301,165
		1,056,906
Consumer Finance 0.2%		
SLM Corporation (1)	5,000,000	60,500
		60,500
Insurance 4.7%		
FNF	11,000,000	428,340
Progressive	7,750,000	303,645
Willis Towers Watson	3,925,000	513,743
		1,245,728
Total Financials		2,413,174
HEALTH CARE 20.2%		
Biotechnology 2.7%		
Alkermes (1)	5,500,000	321,750
Alnylam Pharmaceuticals (1)	1,250,000	64,063
Incyte (1)	1,100,000	147,037
Tesaro (1)	375,000	57,701

Vertex Pharmaceuticals (1)	1,200,000	131,220
		721,771
Health Care Equipment & Supplies 8.2%		
Cooper Companies	1,850,000	369,797
Dentsply Sirona	4,250,000	265,370
Hologic (1)	10,300,000	438,265
IDEXX Laboratories (1)	1,000,000	154,610
Intuitive Surgical (1)	400,000	306,588
Teleflex (2)	2,750,000	532,757
West Pharmaceutical Services	1,500,000	122,415
		2,189,802
Health Care Providers & Services 3.6%		
Acadia Healthcare (1)	2,600,000	113,360
Envision Healthcare (1)	4,350,000	266,742
Henry Schein (1)	1,250,000	212,462
Mednax (1)(2)	5,150,000	357,307
		949,871
Health Care Technology 0.6%		
athenahealth (1)	500,000	56,345
Veeva Systems, Class A (1)	2,000,000	102,560
		158,905
Life Sciences Tools & Services 3.9%		
Agilent Technologies	7,000,000	370,090
Bruker (2)	9,400,000	219,302
Illumina (1)	1,100,000	187,704
Mettler-Toledo International (1)	225,000	107,755
Quintiles IMS Holdings (1)	1,800,829	145,021
		1,029,872
Pharmaceuticals 1.2%		
Catalent (1)	6,000,000	169,920

Zoetis	3,000,000	160,110
		330,030
Total Health Care		5,380,251
INDUSTRIALS & BUSINESS SERVICES 21.0%		
Aerospace & Defense 4.9%		
DigitalGlobe (1)(2)	4,500,000	147,375
Harris	3,000,000	333,810
MacDonald Dettwiler & Associates (CAD)	1,000,000	52,826
Rockwell Collins	2,350,000	228,326
Textron	11,500,000	547,285
		1,309,622
Airlines 0.3%		
United Continental (1)	1,000,000	70,640
		70,640
Building Products 1.1%		
Allegion	3,800,000	287,660
Fortune Brands Home & Security	252,758	15,380
		303,040
Commercial Services & Supplies 1.8%		
KAR Auction Services	4,000,000	174,680
Waste Connections	3,500,000	308,770
		483,450
Electrical Equipment 1.8%		
Acuity Brands	400,000	81,600
Sensata Technologies Holding (1)(2)	9,000,000	393,030
		474,630
Industrial Conglomerates 1.6%		
Roper Technologies	2,000,000	412,980
		412,980

Machinery 4.2%		
Colfax (1)	2,250,000	88,335
Fortive	3,750,000	225,825
IDEX (2)	4,200,000	392,742
Middleby (1)	900,000	122,805
WABCO Holdings (1)	750,000	88,065
Xylem	3,750,000	188,325
		1,106,097
Professional Services 4.1%		
Equifax	3,000,000	410,220
IHS Markit (1)	8,750,000	367,062
TransUnion (1)	1,500,000	57,525
Verisk Analytics (1)	3,100,000	251,534
		1,086,341
Road & Rail 1.2%		
J.B. Hunt Transport Services	1,000,000	91,740
Kansas City Southern	2,200,000	188,672
Old Dominion Freight Line	500,000	42,785
		323,197
Total Industrials & Business Services		5,569,997
INFORMATION TECHNOLOGY 18.9%		
Electronic Equipment, Instruments & Components 1.6%		
Cognex	1,000,000	83,950
Keysight Technologies (1)(2)	9,500,000	343,330
		427,280
Internet Software & Services 1.5%		
Dropbox, Class B, Acquisition Date: 5/1/12 Cost $3,992 (1)(3)(4)	441,181	3,596
Match, Class A (1)(2)	2,500,000	40,825
VeriSign (1)	3,500,000	304,885
Zillow, Class A (1)	850,000	28,738

Zillow, Class C (1)	900,000	30,303
		408,347
IT Services 7.8%		
Black Knight Financial Services, Class A (1)	500,000	19,150
CoreLogic (1)(2)	5,134,538	209,079
CSRA	4,500,000	131,805
Fidelity National Information	1,750,000	139,335
Fiserv (1)	4,000,000	461,240
FleetCor Technologies (1)	1,700,000	257,431
Gartner (1)	1,000,000	107,990
Global Payments	4,000,000	322,720
Sabre	6,000,000	127,140
Vantiv, Class A (1)	4,500,000	288,540
		2,064,430
Semiconductor & Semiconductor Equipment 3.4%		
KLA-Tencor	1,500,000	142,605
Microchip Technology	6,500,000	479,570
NXP Semiconductors (1)	1,750,000	181,125
Xilinx	2,000,000	115,780
		919,080
Software 4.6%		
Atlassian, Class A (1)(2)	4,250,000	127,287
Electronic Arts (1)	1,900,000	170,088
Guidewire Software (1)	1,100,000	61,963
Red Hat (1)	3,500,000	302,750
ServiceNow (1)	500,000	43,735
Snap, Inc., Class A (1)	1,154,190	26,004
Splunk (1)	2,000,000	124,580
SS&C Technologies Holdings	4,000,000	141,600
Tableau Software, Class A (1)	1,822,981	90,329

Real Estate Management & Development 0.1%		
WeWork, Class A, Acquisition Date: 12/9/14- 5/26/15 Cost $10,371 (1)(3)(4)	687,360	35,612
		35,612
Total Real Estate		83,760
Total Common Stocks (Cost $16,515,315)		25,014,410
CONVERTIBLE PREFERRED STOCKS 0.6%		
INFORMATION TECHNOLOGY 0.1%		
Internet Software & Services 0.1%		
Dropbox, Series A, Acquisition Date: 5/1/12 Cost $5,263 (1)(3)(4)	581,600	4,740
Dropbox, Series A-1, Acquisition Date: 5/1/12 Cost $26,098 (1)(3)(4)	2,884,077	23,505
Total Information Technology		28,245
REAL ESTATE 0.5%		
Real Estate Management & Development 0.5%		
WeWork, Series D1, Acquisition Date: 12/9/14 Cost $21,046 (1)(3)(4)	1,263,943	65,485
WeWork, Series D2, Acquisition Date: 12/9/14 Cost $16,536 (1)(3)(4)	993,098	51,453
Total Real Estate		116,938
Total Convertible Preferred Stocks (Cost $68,943)		145,183
SHORT-TERM INVESTMENTS 5.4%		
Money Market Funds 5.4%		
T Rowe Price Treasury Reserve Fund, 0.67% (2)(5)	1,438,345,704	1,438,346
Total Short-Term Investments (Cost $1,438,346)		1,438,346

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

In accordance with GAAP, the accompanying Portfolio of Investments reflects investment values as of the close of the fund’s reporting period on March 31, 2017. In certain circumstances – for example, due to trading in foreign markets or significant events occurring after the close of the NYSE on the last business day of the period, there may be differences in values as of the last business day of the reporting period and values as of the close of the fund’s reporting period on the last calendar day of the period.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2017:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2017, totaled $51,487,000 for the period ended March 31, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments for federal income tax purposes was $18,022,604,000. Net unrealized gain aggregated $8,575,336,000 at period-end, of which $8,834,194,000 related to appreciated investments and $258,858,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2017